RELATED PARTY TRANSACTIONS - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Employees and payroll accruals	$ 4,125	$ 5,821
Related Party
Related Party Transaction [Line Items]
Employees and payroll accruals	$ 0	$ 51